Impaired Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		₨ 108,717.3	$ 1,669.8	₨ 82,979.7
Wholesale Trade- Consumer Goods
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		15,239.0	234.1	15,722.9
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	[1]	15,236.4	234.0	10,760.3
Iron and Steel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans				4,499.4
Agriculture Production - Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		12,227.0	187.8	4,217.1
Others (none greater than 5% of impaired loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		46,544.5	714.9	₨ 47,780.0
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		7,007.4	107.6
Agri-Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		6,279.0	96.4
Food And Beverage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		₨ 6,184.0	$ 95.0

[1]	Refer note 12 Concentrations of credit risk